LONG-TERM LOANS FROM SHAREHOLDERS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Repayments of Related Party Debt	$ 23,529	$ 0	$ 0
Debt Instrument, Maturity Date	Dec. 31, 2019